1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103	& Bockius LLP
Tel.: 215.963.5000	Counselors at Law
Fax: 215.963.5001

February 28, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Bishop Street Funds Post-Effective Amendment No. 39 (File Nos. 033-80514) and Amendment No. 40 (File Nos. 811-08572) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, Bishop Street Funds (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 39 and, under the Investment Company Act of 1940, as amended, Amendment No. 40 (the “Filing”) to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto.

The Filing is made pursuant to rule 485(a)(1) under the 1933 Act for the purpose of revising the principal investment strategy and risks of the Bishop Street Strategic Growth Fund (the “Fund”) in connection with the change of the Fund’s sub-adviser.

Please contact the undersigned at 215.963.5620 with your questions or comments.

Sincerely,

/s/ Leon Salkin
Leon Salkin, Esq.